Document and Entity Information	Oct. 11, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2019
Entity Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Entity Central Index Key	0001136869
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-16407
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-4151777
Entity Address Address Line1	345 East Main Street
Entity Address City Or Town	Warsaw
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46580
City Area Code	574
Local Phone Number	267-6131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of each class	Common Stock, $0.01 par value
Trading Symbol	ZBH
Name of each exchange on which registered	NYSE
1.414% Notes due 2022 [Member]
Title of each class	1.414% Notes due 2022
Trading Symbol	ZBH 22A
Name of each exchange on which registered	NYSE
2.425% Notes due 2026 [Member]
Title of each class	2.425% Notes due 2026
Trading Symbol	ZBH 26
Name of each exchange on which registered	NYSE